Cash generated from operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash generated from operations
(Loss)/profit on continuing operations before tax	$ (23,977)	$ (44,113)	$ 53,408
Profit from discontinued operations before tax	(34,028)	(26,421)	11,667
Adjustments for:
Depreciation and impairment	3,157	2,543	1,292
Amortisation of intangible assets	375	91
Gain on disposal of fixed assets	(341)	(53)
Impairment loss on trade receivables and contract assets	166	12,335
Impairment loss on intangible assets	35,003	17,601
Change in trade and other receivables	3,366	21,136	(17,949)
Change in trade and other payables	(4,945)	(7,982)	5,586
Share option (credit)/charge	(2,908)	14,118	21,742
Finance income	(930)	(41)
Interest payable	223	284	221
Change in fair value of warrants	(6)	(10,638)	(117,394)
Cash (used in)/generated from operations	(24,845)	(21,140)	(41,427)
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	44,455	48,966	86,966
Movement in cash	(25,336)	(4,054)	(28,975)
Movement on foreign exchange	(414)	(457)	(9,025)
Movement in net cash/ (debt)	(25,750)	(4,511)	(38,000)
Closing net cash/(debt)	18,705	44,455	48,966
Composition of closing net cash/(debt)
Cash	18,705	44,455	48,966	$ 86,966
Net cash/(debt)	$ 18,705	$ 44,455	$ 48,966	$ 86,966